PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Text Block]

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	March 31, 2024	December 31, 2023
Land	$292	$298
Buildings	91	78
Machinery and office equipment	697	696
Vehicles	37	37
Total	1,117	1,109
Less: accumulated depreciation	(331)	(262)
Property, plant and equipment, net	$786	$847

Depreciation expense for the three months ended March 3, 2024 was less than $0.1 million, (March 31, 2023 - $0.1 million) and was recorded in depreciation and amortization in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

See Note 8 for discussion of impairment of property, plant and equipment during the three months ended March 31, 2024.

8. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Land	$298	$291
Buildings	78	-
Machinery and office equipment	696	1,098
Vehicles	37	37
Total	1,109	1,426
Less: accumulated depreciation	(262)	(208)
Property, plant and equipment, net	$847	$1,218

Depreciation expense for the year ended December 31, 2023 was $0.2 million (2022 - $0.2 million) and was recorded in depreciation and amortization in the consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2023, the Company recorded an impairment charge of the remaining value of the property, plant and equipment of Vessel within the House of Brands segment. The amount of $0.2 million (2022 - $nil) is included in "other asset impairments" in the consolidated statements of operations and comprehensive loss. See Note 12 for further discussion.

As at December 31, 2023, the Company's property, plant and equipment have no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the year ended December 31, 2023.

TruHC Pharma GmbH [Member]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

6.  PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	March 31, 2024	December 31, 2023
Machinery and office equipment	€119,062	€119,062
Less: accumulated depreciation	27,967	24,225
Property, plant and equipment, net	€91,095	€94,837

Depreciation expense for the three months ended March 31, 2024 was €3,742 (2023 - €1,933) and was recorded in depreciation and amortization in the statements of loss and comprehensive loss.

As at March 31, 2024 and 2023, the Company’s property, plant and equipment have no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the three months ended March 31, 2024 and 2023.

6.  PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31, 2023	December 31, 2022
Machinery and office equipment	€119,062	€114,325
Less: accumulated depreciation	24,225	9,550
Property, plant and equipment, net	€94,837	€104,775

Depreciation expense for the year ended December 31, 2023 was €14,675 (2022 - €9,550) and was recorded in depreciation and amortization in the statements of loss and comprehensive loss.

As at December 31, 2023 and 2022, the Company’s property, plant and equipment have no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the periods ended December 31, 2023 and 2022.